Trade and other receivables, Provision for Impairment (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Provision for Impairment of Trade Receivables [Abstract]
Beginning balance	$ 41.9	$ 2.6
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	20.0	0.0
Revised beginning balance	61.9	2.6
Loss allowance provided in the period	16.0	40.0
Receivables written off as uncollectable	(35.5)	(0.7)
Ending balance	$ 42.4	$ 41.9